Land use rights, net (Schedule Of Land Use Right) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Gross carrying amount		¥ 3,978,898	¥ 183,528
Less: accumulated amortization		(787,682)	(101,348)
Land use right, net	$ 456,759	3,179,863	¥ 74,685
Land Use Rights [Member]
Gross carrying amount		1,924,563
Less: accumulated amortization		(188,019)
Land use right, net		¥ 1,736,544